Schedule of impact on consolidated statement of profit or loss (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 EUR (€) € / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 EUR (€) € / shares
ImpactOnConsolidatedStatementOfProfitLossLineItems [Line Items]
Revenue		€ 14,415		€ 1,605		€ 4,144
Cost of sales						(20,088)
Gross profit (loss)		4,180		437		(15,944)
Share-based payments expense		(1,562)		(2,189)		(1,393)
Impairment expense						(2,165)
Finance income / (costs)		2,485		230		6,451
Derivative financial instruments movements						6,886
Profit / (loss) on deconsolidation due to insolvency		1,225		1,846
(Loss) / profit before tax		(5,072)		(15,254)		(30,857)
Income tax expense		(92)		(470)		(159)
(Loss) / profit for the year		(4,980)		(15,279)		(31,016)
Other comprehensive income: exchange differences on translating foreign operations
Total comprehensive loss for the year		(7,269)		(15,279)		(31,016)
Loss attributable to owners of the parent		(5,720)		(15,300)
(Loss) / profit attributable to non-controlling interests
Total comprehensive (loss) / income attributable to non-controlling interests
Basic loss per shares | (per share)			$ (29.05)		$ (74.11)	€ (74.11)
Diluted loss per shares | (per share)			$ (29.05)		$ (74.11)	€ (74.11)
Cost of sales		(10,235)		(1,168)		€ (20,088)
Administration expenses		(11,696)		(16,460)		(15,835)
Net finance income / (costs)		(908)		(471)		€ 115
Previously stated [member]
ImpactOnConsolidatedStatementOfProfitLossLineItems [Line Items]
Revenue		14,415		1,605
Cost of sales		(10,240)
Gross profit (loss)		4,175		437
Other income / (expenses)		1,358		881
Administration expenses		(11,869)
Share-based payments expense		(1,562)		(2,189)
Impairment expense		(2)
Operating expenses		(7,898)		(17,181)
Finance income / (costs)		2,243		223
Interest payable and similar expense		(24)		(531)
Derivative financial instruments movements		3,392		627
Net finance income / (costs)		5,611
Profit / (loss) on deconsolidation due to insolvency		1,225		2,719
(Loss) / profit before tax		(1,062)		(13,706)
Income tax expense		110		(25)
(Loss) / profit for the year		(952)		(13,731)
Other comprehensive income: exchange differences on translating foreign operations
Total comprehensive loss for the year		(952)
Loss attributable to owners of the parent		(1,694)
(Loss) / profit attributable to non-controlling interests		742
Total comprehensive loss attributable to owners of the parent		(1,694)
Total comprehensive (loss) / income attributable to non-controlling interests		€ 742
Basic loss per shares | € / shares		€ (1.27)
Diluted loss per shares | € / shares		€ (1.27)
Cost of sales				(1,168)
Administration expenses				(15,873)
Operating loss before interest				(16,744)
Net finance income / (costs)				319
Increase (decrease) due to corrections of prior period errors [member]
ImpactOnConsolidatedStatementOfProfitLossLineItems [Line Items]
Revenue
Cost of sales		5
Gross profit (loss)		5
Other income / (expenses)
Administration expenses		173
Share-based payments expense
Impairment expense		(1,060)
Operating expenses		(884)		(586)
Finance income / (costs)		(3,126)		70
Interest payable and similar expense				6
Derivative financial instruments movements				(165)
Net finance income / (costs)		(3,126)
Profit / (loss) on deconsolidation due to insolvency				(873)
(Loss) / profit before tax		(4,010)		(1,548)
Income tax expense		(18)
(Loss) / profit for the year		(4,028)		(1,548)
Other comprehensive income: exchange differences on translating foreign operations		(2,289)
Total comprehensive loss for the year		(6,317)
Loss attributable to owners of the parent		(2,412)
(Loss) / profit attributable to non-controlling interests		(1,616)
Total comprehensive loss attributable to owners of the parent		(4,059)
Total comprehensive (loss) / income attributable to non-controlling interests		€ (2,258)
Basic loss per shares | € / shares		€ (1.80)
Diluted loss per shares | € / shares		€ (1.80)
Cost of sales
Administration expenses				(587)
Operating loss before interest				(586)
Net finance income / (costs)				(89)
Currently stated [member]
ImpactOnConsolidatedStatementOfProfitLossLineItems [Line Items]
Revenue		€ 14,415		1,605
Cost of sales		(10,235)		(1,168)
Gross profit (loss)		4,180		437
Other income / (expenses)		1,358		881
Administration expenses		(11,696)
Share-based payments expense		(1,562)		(2,189)
Impairment expense		(1,062)
Operating expenses		(8,782)		(17,767)
Finance income / (costs)		(883)		293
Interest payable and similar expense		(24)		(525)
Derivative financial instruments movements		3,392		462
Net finance income / (costs)		2,485
Profit / (loss) on deconsolidation due to insolvency		1,225		1,846
(Loss) / profit before tax		(5,072)		(15,254)
Income tax expense		92		(25)
(Loss) / profit for the year		(4,980)		(15,279)
Other comprehensive income: exchange differences on translating foreign operations		(2,289)
Total comprehensive loss for the year		(7,269)		(15,279)
Loss attributable to owners of the parent		(4,106)		(15,333)
(Loss) / profit attributable to non-controlling interests		(874)		54
Total comprehensive loss attributable to owners of the parent		(5,753)
Total comprehensive (loss) / income attributable to non-controlling interests		€ (1,516)		€ 54
Basic loss per shares | (per share)	$ (3.07)	€ (3.07)		€ (29.05)
Diluted loss per shares | (per share)	$ (3.07)	€ (3.07)		€ (29.05)
Cost of sales				€ (1,168)
Administration expenses		€ (11,696)		(16,460)
Operating loss before interest				(17,330)
Net finance income / (costs)				€ 230